Relassifications and Revisions	12 Months Ended
Dec. 31, 2017
Reclassifications and Revisions [Abstract]
RELASSIFICATIONS AND REVISIONS
3.	RECLASSIFICATIONS AND REVISIONS

Certain comparative amounts included in the 2016 and 2015 financial statements have been reclassified to conform to the current year’s presentation. In addition, certain previously reported numbers and amounts for the years ended December 31, 2016 and 2015 have been revised. Such revisions were immaterial.